Debt (Details 4) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Apr. 08, 2011	Jan. 28, 2012	Jan. 29, 2011	May 01, 2010	Feb. 18, 2010
Asset-based Revolving Credit Facility
Debt issuance costs that are being amortized as interest expense		$ 133
Asset-based revolving credit facility
Asset-based Revolving Credit Facility
Aggregate amount provided in commitments					850
Period prior to maturity date of term loans for termination of credit facility		45 days
Amount of commitments terminated	50
Percentage of eligible credit card receivables and debit card receivables to determine borrowing base		90.00%
Commitment fee on the unutilized commitments (as a percent)		0.625%
Required available borrowing capacity under credit facility at any time		75
Number of consecutive business days for available capacity under specified limit to trigger repayments		5 days
Available borrowing capacity to trigger repayments if not met for five consecutive business days		100
Available borrowing capacity to trigger repayments if not met for five consecutive business days, as a percentage of the lesser of borrowing base and revolving credit ceiling		15.00%
Required available borrowing capacity under credit facility at any time, as a percentage of the borrowing base		10.00%
Security interest granted in voting stock of foreign subsidiaries (as a percent)		65.00%
Security interest granted in non-voting stock of foreign subsidiaries (as a percent)		100.00%
Projected period for testing compliance with certain covenants		12 months
Debt issuance costs that are being amortized as interest expense				19
Unamortized debt issuance costs		5
Borrowing base amount		670	653
Availability of borrowings		615	604
Outstanding letters of credit		67
Asset-based revolving credit facility | Base rate using federal funds effective rate
Asset-based Revolving Credit Facility
Variable interest rate basis, reference rate		federal funds effective rate
Margin added to reference rate for the variable interest rate basis		0.50%
Asset-based revolving credit facility | LIBOR
Asset-based Revolving Credit Facility
Variable interest rate basis		LIBOR
Margin added to variable interest rate basis (as a percent)		3.50%
Asset-based revolving credit facility | Base rate
Asset-based Revolving Credit Facility
Variable interest rate basis		base rate
Margin added to variable interest rate basis (as a percent)		2.50%
Asset-based revolving credit facility | Base rate using prime rate of Bank of America
Asset-based Revolving Credit Facility
Variable interest rate basis, reference rate		prime rate of Bank of America
Asset-based revolving credit facility | Base rate using LIBOR
Asset-based Revolving Credit Facility
Variable interest rate basis, reference rate		LIBOR
Margin added to reference rate for the variable interest rate basis		1.00%
Asset-based revolving credit facility | Minimum
Asset-based Revolving Credit Facility
Percentage of appraised net orderly liquidation value of eligible inventory and eligible letters of credit to determine borrowing base		85.00%
Asset-based revolving credit facility | Maximum
Asset-based Revolving Credit Facility
Percentage of appraised net orderly liquidation value of eligible inventory and eligible letters of credit to determine borrowing base		87.50%
Asset-based Revolving Credit Facility - Same day borrowings | Base rate using federal funds effective rate
Asset-based Revolving Credit Facility
Variable interest rate basis, reference rate		federal funds effective rate
Margin added to reference rate for the variable interest rate basis		0.50%
Asset-based Revolving Credit Facility - Same day borrowings | LIBOR
Asset-based Revolving Credit Facility
Variable interest rate basis		LIBOR
Margin added to variable interest rate basis (as a percent)		3.50%
Asset-based Revolving Credit Facility - Same day borrowings | Base rate
Asset-based Revolving Credit Facility
Margin added to variable interest rate basis (as a percent)		2.50%
Asset-based Revolving Credit Facility - Same day borrowings | Base rate using prime rate of Bank of America
Asset-based Revolving Credit Facility
Variable interest rate basis, reference rate		prime rate of Bank of America
Asset-based Revolving Credit Facility - Same day borrowings | Base rate using LIBOR
Asset-based Revolving Credit Facility
Variable interest rate basis, reference rate		LIBOR
Margin added to reference rate for the variable interest rate basis		1.00%
Standby letters of credit
Asset-based Revolving Credit Facility
Outstanding letters of credit		$ 55